Subsequent Events (Details) - $ / shares	Jun. 05, 2026	Jun. 04, 2026	Jun. 03, 2026	May 20, 2026	Apr. 30, 2026	Apr. 06, 2026	Mar. 31, 2026	Mar. 17, 2026	Mar. 11, 2026	Mar. 06, 2026	Mar. 04, 2026	Feb. 24, 2026	Jan. 21, 2026	Jan. 16, 2026
Subsequent Events [Member]
Subsequent Events [Line Items]
Number of ordinary share issued										2,102,494			6,359,432
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital													60
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital													1
Subsequent Events [Member] | Esousa Group Holdings LLC [Member]
Subsequent Events [Line Items]
Number of ordinary share issued													853,796
Subsequent Events [Member] | Reverse Share Splits 1 [Member]
Subsequent Events [Line Items]
Number of ordinary share issued														2,628,270
Subsequent Events [Member] | Reverse Share Splits 1 [Member] | Top of range [member]
Subsequent Events [Line Items]
Increase (decrease) in number of ordinary shares issued														43,805
Subsequent Events [Member] | Reverse Share Splits 2 [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital														1
Subsequent Events [Member] | Reverse Share Splits [Member] | Top of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital														60
Forecast [Member]
Subsequent Events [Line Items]
Increase (decrease) in number of ordinary shares issued												295,000	105,991
Number of ordinary share issued	717,000	132,329	818,258	1,854,135	480,000	200,000	3,270	710,509	717,000			17,700,000
Price per share (in Dollars per share)		$ 7.86
Forecast [Member] | Top of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital												60
Forecast [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital												1
Forecast [Member] | Reveillon Group Limited [Member]
Subsequent Events [Line Items]
Increase (decrease) in number of ordinary shares issued												205,000
Number of ordinary share issued												12,300,000
Forecast [Member] | Alumni Capital LP [Member]
Subsequent Events [Line Items]
Number of ordinary share issued									223,608
Forecast [Member] | Alex Chua Siong Kiat [Member]
Subsequent Events [Line Items]
Number of ordinary share issued									3,270
Forecast [Member] | Reverse Share Splits 1 [Member]
Subsequent Events [Line Items]
Reverse stock split of its authorized share capital											107,737